RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Principal Related Party Transactions and Amounts Due from and Due To Related Parties) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Purchases from related parties	[1]	¥ 64,050	¥ 57,367		¥ 138,835
Sales to related parties	[2]	2,160	2,644		2,490
Lease of property from a related party	[3]	¥ 5,175	1,082		¥ 1,082
Amounts due from related parties			3,366	[4]		$ 755	¥ 4,893	[4]
Amounts due to related parties			¥ 25,636	[5]		$ 3,644	¥ 23,607	[5]

[1]	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 15 to 90 days. For the periods presented, none of the Group's suppliers accounted for 10% or more of the Group's purchases of merchandise.
[2]	In the normal course of business, the Group sold merchandise to the following related parties as follows:
[3]	The Group rented some properties from Neptunus Group under 3 operating lease arrangements that were entered in November 2008, January 2015 and April 2015, with monthly rental charge at RMB90, RMB221 and RMB220, respectively and the lease agreement has expired or will expire in June 2015, November 2019 and April 2020, respectively.
[4]	The amounts due from related parties represent the following:
[5]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 21(a) above.